ACCOUNTS RECEIVABLE (Tables)	12 Months Ended
Dec. 31, 2023
Subclassifications of assets, liabilities and equities [abstract]
Schedule of receivables

		As at December 31
(In millions of dollars)	Note	2023	2022

Customer accounts receivable		5,236	4,417
Other accounts receivable		1,072	835
Allowance for doubtful accounts	19	(211)	(182)

Total accounts receivable		6,097	5,070

Current		4,996	4,184
Long-term		1,101	886

Total accounts receivable		6,097	5,070

Disclosure Of financing receivable
Below is a breakdown of our financing receivable balances.

	As at December 31
(In millions of dollars)	2023	2022

Current financing receivables	2,111	1,922
Long-term financing receivables	1,101	886

Total financing receivables	3,212	2,808